UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2015

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co., Ltd. (cost $8,146)	852	$7,736

SHORT-TERM INVESTMENTS - 99.8%
Investment Companies - 99.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (a) (b) (cost $13,486,182)	13,486,182	13,486,182

Total Investments – 99.9% (cost $13,494,328) (c)		13,493,918
Other assets less liabilities - 0.1%		8,426

Net Assets - 100.0%		$13,502,344

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(410), resulting in net unrealized depreciation of $(410).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

COUNTRY BREAKDOWN *

September 30, 2014 (unaudited)

0.1%	Taiwan
99.9%	Short-Term

100.0%

*	All data are as of September 30, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.0% or less in the following countries:

AllianceBernstein International Discovery Equity Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stock:
Consumer Discretionary	$	– 0	–	$7,736		$	– 0	–	$7,736
Short-Term Investments		13,486,182		– 0	–		– 0	–	13,486,182

Total Investments in Securities		13,486,182		7,736			– 0	–	13,493,918
Other Financial Instruments* :		– 0	–	– 0	–		– 0	–	– 0	–

Total+		$13,486,182		$7,736		$	– 0	–	$13,493,918

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Select US Equity Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.5%
Financials - 21.4%
Banks - 8.7%
Citigroup, Inc.	45,110	$2,337,600
JPMorgan Chase & Co.	59,655	3,593,617
US Bancorp/MN	160,516	6,714,385
Wells Fargo & Co.	267,939	13,897,996

		26,543,598

Capital Markets - 1.5%
Goldman Sachs Group, Inc. (The)	24,310	4,462,587

Consumer Finance - 6.1%
American Express Co.	155,795	13,638,294
Capital One Financial Corp.	62,855	5,130,225

		18,768,519

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc.-Class B (a)	32,786	4,529,058

Insurance – 1.1%
American International Group, Inc.	61,691	3,332,548

Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	82,984	7,769,792

		65,406,102

Consumer Discretionary - 16.3%
Hotels, Restaurants & Leisure - 3.5%
Royal Caribbean Cruises Ltd.	75,211	5,060,948
Wyndham Worldwide Corp.	67,323	5,470,667

		10,531,615

Internet & Catalog Retail - 1.2%
Expedia, Inc.	20,144	1,765,017
Priceline Group, Inc. (The) (a)	1,611	1,866,473

		3,631,490

Leisure Products - 0.6%
Hasbro, Inc.	35,521	1,953,477

Media - 7.3%
CBS Corp.-Class B	50,033	2,676,766
Comcast Corp.-Class A	141,412	7,605,137
Time Warner, Inc.	39,453	2,967,260
Twenty-First Century Fox, Inc.-Class A	85,955	2,947,397
Walt Disney Co. (The)	70,111	6,241,982

		22,438,542

Multiline Retail - 1.8%
Dollar General Corp. (a)	28,762	1,757,646
Macy’s, Inc.	63,144	3,673,718

		5,431,364

Specialty Retail - 1.9%
Home Depot, Inc. (The)	64,390	5,907,139

		49,893,627

Company	Shares	U.S. $ Value
Information Technology - 14.3%
Internet Software & Services - 4.7%
eBay, Inc. (a)	91,499	5,181,589
Facebook, Inc.-Class A (a)	27,358	2,162,376
Google, Inc.-Class C (a)	9,009	5,201,436
Twitter, Inc. (a)	37,466	1,932,496

		14,477,897

IT Services - 1.0%
International Business Machines Corp.	16,063	3,049,239

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	90,396	3,147,589

Software - 1.0%
Microsoft Corp.	66,122	3,065,416

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	71,654	7,219,140
EMC Corp./MA	301,653	8,826,367
Hewlett-Packard Co.	115,600	4,100,332

		20,145,839

		43,885,980

Consumer Staples - 10.6%
Beverages - 1.7%
PepsiCo, Inc.	55,452	5,162,027

Food & Staples Retailing - 6.2%
CVS Health Corp.	87,451	6,960,225
Kroger Co. (The)	102,004	5,304,208
Smart & Final Stores, Inc. (a)	7,630	110,101
Wal-Mart Stores, Inc.	85,554	6,542,314

		18,916,848

Food Products - 1.4%
Kellogg Co.	38,427	2,367,103
Mondelez International, Inc.-Class A	54,050	1,852,023

		4,219,126

Household Products - 1.3%
Procter & Gamble Co. (The)	49,743	4,165,479

		32,463,480

Health Care - 10.5%
Biotechnology - 2.0%
Celgene Corp. (a)	28,436	2,695,164
Gilead Sciences, Inc. (a)	32,273	3,435,461

		6,130,625

Health Care Providers & Services – 3.1%
HCA Holdings, Inc. (a)	65,261	4,602,206
McKesson Corp.	25,692	5,001,461

		9,603,667

Company	Shares	U.S. $ Value
Pharmaceuticals - 5.4%
Actavis PLC (a)	23,633	5,702,170
Johnson & Johnson	60,980	6,499,858
Pfizer, Inc.	147,266	4,354,656

		16,556,684

		32,290,976

Industrials - 6.8%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	16,337	2,986,077

Airlines - 0.8%
Delta Air Lines, Inc.	66,910	2,418,797

Industrial Conglomerates - 1.0%
General Electric Co.	125,362	3,211,774

Machinery - 0.9%
Stanley Black & Decker, Inc.	31,123	2,763,411

Road & Rail - 3.1%
Canadian Pacific Railway Ltd.	15,935	3,306,035
Union Pacific Corp.	55,751	6,044,523

		9,350,558

		20,730,617

Energy - 4.4%
Energy Equipment & Services - 1.2%
Schlumberger Ltd.	35,790	3,639,485

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	32,877	3,335,043
EOG Resources, Inc.	32,299	3,198,247
Exxon Mobil Corp.	34,616	3,255,635

		9,788,925

		13,428,410

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
Verizon Communications, Inc.	190,493	9,522,745

Materials - 2.1%
Chemicals - 1.0%
Dow Chemical Co. (The)	57,329	3,006,333

Containers & Packaging - 1.1%
Sealed Air Corp.	100,332	3,499,580

		6,505,913

Total Common Stocks (cost $241,347,374)		274,127,850

INVESTMENT COMPANIES - 2.5%
Funds and Investment Trusts - 2.5%
Health Care Select Sector SPDR Fund	96,398	6,160,796
Market Vectors Oil Service ETF	28,613	1,419,491

Company	Shares	U.S. $ Value
Total Investment Companies (cost $6,327,629)		7,580,287

SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, (b) (c) (cost $13,105,407)	13,105,407	13,105,407

	Principal Amount (000)
Time Deposits – 0.1%
Wells Fargo, Grand Cayman 0.03%, 10/01/14 (cost $56,272)	$56,272	56,272

Total Short-Term Investments (cost $13,161,679)		13,161,679

Total Investments – 96.4% (cost $260,836,682) (d)		294,869,816
Other assets less liabilities – 3.6%		11,215,791

Net Assets - 100.0%		$306,085,607

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,910,576 and gross unrealized depreciation of investments was $(877,442), resulting in net unrealized appreciation of $34,033,134.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Select US Equity Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$274,127,850		$	– 0	–	$	– 0	–	$274,127,850
Investment Companies	7,580,287			– 0	–		– 0	–	7,580,287
Short-Term Investments:
Investment Companies	13,105,407			– 0	–		– 0	–	13,105,407
Time Deposits	– 0	–		56,272			– 0	–	56,272

Total Investments in Securities	294,813,544			56,272			– 0	–	294,869,816
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$294,813,544			$56,272		$	– 0	–	$294,869,816

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.6%
Financials - 11.1%
Banks - 4.9%
Citigroup, Inc.	117,924	$6,110,822
JPMorgan Chase & Co.	155,591	9,372,802
US Bancorp/MN	418,891	17,522,210
Wells Fargo & Co.	1,028,401	53,343,160

		86,348,994

Capital Markets - 0.6%
Goldman Sachs Group, Inc. (The)	63,548	11,665,506

Consumer Finance - 2.9%
American Express Co.	420,439	36,805,230
Capital One Financial Corp.	164,303	13,410,411

		50,215,641

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc.-Class B (a)	85,704	11,839,151

Insurance - 0.5%
American International Group, Inc.	161,257	8,711,103

Real Estate - 0.3%
Realogy Holdings Corp. (a)	126,182	4,693,970

Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	225,866	21,147,834

		194,622,199

Consumer Discretionary - 9.2%
Hotels, Restaurants & Leisure - 1.6%
Royal Caribbean Cruises Ltd.	198,014	13,324,362
Wyndham Worldwide Corp.	177,436	14,418,449

		27,742,811

Household Durables - 0.3%
Lennar Corp.-Class A	123,688	4,802,805

Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	4,601	1,483,547
Expedia, Inc.	52,939	4,638,515
Priceline Group, Inc. (The) (a)	4,323	5,008,541

		11,130,603

Leisure Products - 0.3%
Hasbro, Inc.	92,848	5,106,176

Media - 4.5%
AMC Networks, Inc.-Class A (a)	64,113	3,745,481
CBS Corp.-Class B	130,793	6,997,426
Cinemark Holdings, Inc.	117,989	4,016,346
Comcast Corp.-Class A	369,660	19,880,315
DISH Network Corp.-Class A (a)	30,176	1,948,766
Lamar Advertising Co.-Class A	68,121	3,354,959
Regal Entertainment Group-Class A	201,171	3,999,279
Time Warner, Inc.	103,138	7,757,009
Twenty-First Century Fox, Inc.-Class A	224,251	7,689,567

Company	Shares	U.S. $ Value
Viacom, Inc.-Class B	42,069	3,236,789
Walt Disney Co. (The)	183,015	16,293,825

		78,919,762

Multiline Retail - 0.8%
Dollar General Corp. (a)	75,190	4,594,861
Macy’s, Inc.	165,068	9,603,656
Zalando Se (a) (b)	29,714	806,901

		15,005,418

Specialty Retail - 0.9%
Home Depot, Inc. (The)	168,240	15,434,338

Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	25,540	3,094,171

		161,236,084

Information Technology - 7.2%
Internet Software & Services - 2.3%
Criteo SA (Sponsored ADR) (a)	61,331	2,063,788
eBay, Inc. (a)	238,672	13,515,996
Facebook, Inc.-Class A (a)	71,518	5,652,783
Google, Inc.-Class C (a)	23,548	13,595,673
Twitter, Inc. (a)	105,692	5,451,593

		40,279,833

IT Services - 0.4%
International Business Machines Corp.	41,994	7,971,721

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	234,595	8,168,598

Software - 0.9%
Microsoft Corp.	172,850	8,013,326
Take-Two Interactive Software, Inc. (a)	228,677	5,275,578
TiVo, Inc. (a)	157,761	2,018,552

		15,307,456

Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	189,271	19,069,053
EMC Corp./MA	814,312	23,826,769
Hewlett-Packard Co.	306,186	10,860,418

		53,756,240

		125,483,848

Consumer Staples - 6.8%
Beverages - 1.9%
Anheuser-Busch InBev NV (Sponsored ADR)	69,627	7,718,153
Boston Beer Co., Inc. (The)-Class A (a)	5,940	1,317,254
Coca-Cola Co. (The)	43,610	1,860,403
Molson Coors Brewing Co.-Class B	93,962	6,994,531
Monster Beverage Corp. (a)	18,196	1,668,027
PepsiCo, Inc.	145,306	13,526,536

		33,084,904

Company	Shares	U.S. $ Value
Food & Staples Retailing - 2.9%
CVS Health Corp.	230,483	18,344,142
Kroger Co. (The)	266,380	13,851,760
Smart & Final Stores, Inc. (a)	44,734	645,512
Wal-Mart Stores, Inc.	223,273	17,073,686
Walgreen Co.	16,989	1,006,938

		50,922,038

Food Products - 1.1%
Boulder Brands, Inc. (a)	67,536	920,516
General Mills, Inc.	41,255	2,081,315
Kellogg Co.	100,455	6,188,028
Mead Johnson Nutrition Co.-Class A	21,893	2,106,544
Mondelez International, Inc.-Class A	143,336	4,911,408
WhiteWave Foods Co.(The)-Class A (a)	71,219	2,587,386

		18,795,197

Household Products - 0.6%
Procter & Gamble Co. (The)	130,030	10,888,712

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	30,564	2,283,742

Tobacco - 0.2%
Reynolds American, Inc.	48,284	2,848,756

		118,823,349

Health Care - 4.8%
Biotechnology - 0.9%
Celgene Corp. (a)	74,337	7,045,661
Gilead Sciences, Inc. (a)	84,362	8,980,335

		16,025,996

Health Care Providers & Services - 1.4%
HCA Holdings, Inc. (a)	170,465	12,021,192
McKesson Corp.	67,170	13,075,984

		25,097,176

Pharmaceuticals - 2.5%
Actavis PLC (a)	61,675	14,880,944
Johnson & Johnson	160,406	17,097,675
Pfizer, Inc.	384,961	11,383,297

		43,361,916

		84,485,088

Industrials - 3.9%
Aerospace & Defense - 1.0%
L-3 Communications Holdings, Inc.	48,362	5,751,209
Lockheed Martin Corp.	44,217	8,081,983
United Technologies Corp.	31,631	3,340,234

		17,173,426

Airlines - 0.4%
Delta Air Lines, Inc.	174,907	6,322,888

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.5%
General Electric Co.	328,061	8,404,923

Machinery - 0.4%
Stanley Black & Decker, Inc.	84,756	7,525,485

Professional Services - 0.2%
Verisk Analytics, Inc.-Class A (a)	70,829	4,312,778

Road & Rail - 1.4%
Canadian Pacific Railway Ltd.	42,156	8,746,105
Union Pacific Corp.	145,729	15,799,938

		24,546,043

		68,285,543

Energy - 2.0%
Energy Equipment & Services - 0.5%
Schlumberger Ltd.	93,726	9,530,997

Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	85,990	8,722,826
EOG Resources, Inc.	84,462	8,363,427
Exxon Mobil Corp.	91,047	8,562,970

		25,649,223

		35,180,220

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	502,623	25,126,124

Materials - 1.2%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	26,279	3,421,001
Dow Chemical Co. (The)	150,298	7,881,627

		11,302,628

Containers & Packaging - 0.5%
Sealed Air Corp.	262,264	9,147,768

		20,450,396

Total Common Stocks (cost $832,250,159)		833,692,851

INVESTMENT COMPANIES - 1.2%
Funds and Investment Trusts - 1.2%
Health Care Select Sector SPDR Fund	257,106	16,431,644
Market Vectors Oil Service ETF	75,449	3,743,025

Total Investment Companies (cost $20,404,659)		20,174,669

Company	Contracts	U.S. $ Value
OPTIONS PURCHASED-PUTS - 0.0%
Options on Equities - 0.0%
Discovery Communications, Inc. Expiration: Jan 2015, Exercise Price: $ 45.00 (a) (c) (premiums paid $94,442)	236	173,460

	Shares
SHORT-TERM INVESTMENTS - 58.2%
Investment Companies - 58.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (d) (e) (cost $1,019,025,858)	1,019,025,858	1,019,025,858

Total Investments Before Securities Sold Short - 107.0% (cost $1,871,775,118)		1,873,066,838

SECURITIES SOLD SHORT - (7.8)%
INVESTMENT COMPANIES - (5.5)%
Funds and Investment Trusts - (5.5)%
CurrencyShares Euro Trust (a)	(187,486)	(23,338,257)
CurrencyShares Japanese Yen Trust (a)	(179,722)	(15,959,314)
Financial Select Sector SPDR Fund	(307,723)	(7,129,942)
iShares US Real Estate ETF	(68,973)	(4,772,932)
PowerShares Senior Loan Portfolio	(627,222)	(15,228,950)
SPDR S&P 500 ETF Trust	(153,626)	(30,267,394)

Total Investment Companies (proceeds $98,789,433)		(96,696,789)

COMMON STOCKS - (2.3)%
Information Technology - (1.2)%
Internet Software & Services - (0.3)%
Blinkx PLC (a)	(1,276,061)	(725,867)
Blucora, Inc. (a)	(268,042)	(4,084,960)
Qihoo 360 Technology Co., Ltd. (ADR) (a)	(19,171)	(1,293,467)

		(6,104,294)

Software - (0.9)%
SAP SE (Sponsored ADR)	(76,782)	(5,540,589)
VMware, Inc.-Class A (a)	(103,115)	(9,676,312)

		(15,216,901)

		(21,321,195)

Consumer Discretionary - (0.6)%
Hotels, Restaurants & Leisure - (0.1)%
Caesars Entertainment Corp. (a)	(109,098)	(1,372,453)

Leisure Products - (0.1)%
Mattel, Inc.	(58,636)	(1,797,193)

Media - (0.3)%
Discovery Communications, Inc.-Class A (a)	(34,902)	(1,319,296)
Discovery Communications, Inc.-Class C (a)	(34,902)	(1,301,146)
Gannett Co., Inc.	(53,898)	(1,599,154)

		(4,219,596)

Company	Shares	U.S. $ Value
Specialty Retail - (0.1)%
GameStop Corp.-Class A	(46,695)	(1,923,834)

		(9,313,076)

Industrials - (0.5)%
Professional Services - (0.5)%
Manpowergroup, Inc.	(132,133)	(9,262,523)

Total Common Stocks (proceeds $43,826,928)		(39,896,794)

Total Securities Sold Short (proceeds $142,616,361)		(136,593,583)

Total Investments, Net of Securities Sold Short - 99.2% (cost $1,729,158,757)		1,736,473,255
Other assets less liabilities-0.8% (f) (g)		14,243,334

Net Assets - 100.0%		$1,750,716,589

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Russell 2000 Mini Index Futures	131	December 2014	$14,542,601	$14,365,460	$177,141

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of this security amounted to $806,901 or 0.0% of net assets.
(c)	One contract relates to 100 shares.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,739,813 and gross unrealized depreciation of investments was $(10,425,315), resulting in net unrealized appreciation of $7,314,498.
(g)	An amount of U.S. $535,500 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2014

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Select US Long/Short Portfolio

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$833,692,851		$	– 0	–	$	– 0	–	$833,692,851
Investment Companies	20,174,669			– 0	–		– 0	–	20,174,669
Options Purchased - Puts	– 0	–		173,460			– 0	–	173,460
Short-Term Investments	1,019,025,858			– 0	–		– 0	–	1,019,025,858
Liabilities:
Investment Companies	(96,696,789)			– 0	–		– 0	–	(96,696,789)
Common Stocks:
Information Technology	(20,595,328)			(725,867)			– 0	–	(21,321,195)
Consumer Discretionary	(9,313,076)			– 0	–		– 0	–	(9,313,076)
Industrials	(9,262,523)			– 0	–		– 0	–	(9,262,523)

Total Investments in Securities	1,737,025,662			(552,407)			– 0	–	1,736,473,255
Other Financial Instruments** :
Assets:
Futures	177,141			– 0	–		– 0	–	177,141
Liabilities	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,737,202,803			$(552,407)		$	– 0	–	$1,736,650,396

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Cap Fund, Inc. - Concentrated Growth Fund

Portfolio of Investments

September 30, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 24.2%
Electronic Equipment, Instruments & Components - 4.8%
Amphenol Corp.-Class A	45,275	$4,521,161

IT Services - 11.6%
Accenture PLC-Class A	53,670	4,364,445
MasterCard, Inc.-Class A	88,085	6,511,243

		10,875,688

Software - 3.3%
ANSYS, Inc. (a)	40,560	3,069,175

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	42,285	4,260,214

		22,726,238

Industrials - 23.8%
Aerospace & Defense - 7.0%
Precision Castparts Corp.	27,745	6,572,235

Electrical Equipment - 10.6%
AMETEK, Inc.	86,645	4,350,445
Sensata Technologies Holding NV (a)	125,735	5,598,980

		9,949,425

Professional Services - 6.2%
Verisk Analytics, Inc.-Class A (a)	96,010	5,846,049

		22,367,709

Consumer Discretionary - 17.6%
Hotels, Restaurants & Leisure - 4.4%
Yum! Brands, Inc.	58,115	4,183,117

Textiles, Apparel & Luxury Goods - 13.2%
Ralph Lauren Corp.	34,675	5,712,013
VF Corp.	101,305	6,689,169

		12,401,182

		16,584,299

Health Care - 16.7%
Biotechnology - 4.8%
Celgene Corp. (a)	47,420	4,494,468

Health Care Equipment & Supplies - 3.0%
Covidien PLC	33,300	2,880,783

Life Sciences Tools & Services - 4.4%
Quintiles Transnational Holdings, Inc. (a)	73,675	4,109,592

Pharmaceuticals - 4.5%
Zoetis, Inc.	114,290	4,223,015

		15,707,858

Materials - 8.9%
Chemicals - 8.9%
Ecolab, Inc.	56,220	6,455,743
Praxair, Inc.	14,750	1,902,750

		8,358,493

Company	Shares	U.S. $ Value
Financials - 4.8%
Capital Markets - 4.8%
Charles Schwab Corp. (The)	154,630	4,544,576

Consumer Staples - 3.2%
Household Products - 3.2%
Colgate-Palmolive Co.	46,360	3,023,599

Total Common Stocks (cost $83,933,438)		93,312,772

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.07% (b) (d) (cost $302,335)	302,335	302,335

Total Investments - 99.5% (cost $84,235,773) (c)		93,615,107
Other assets less liabilities - 0.5%		449,470

Net Assets - 100.0%		$94,064,577

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of September 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,781,058 and gross unrealized depreciation of investments was $(401,724), resulting in net unrealized appreciation of $9,379,334.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Cap Fund, Inc. - Concentrated Growth Fund

September 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$93,312,772		$	– 0	–	$	– 0	–	$93,312,772
Short-Term Investments	302,335			– 0	–		– 0	–	302,335

Total Investments in Securities	93,615,107			– 0	–		– 0	–	93,615,107
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$93,615,107		$	– 0	–	$	– 0	–	$93,615,107

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2014